Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
20. SEGMENT INFORMATION
The Company is the global leader and pioneer in developing NAND flash controllers for solid storage devices. The Company currently operates as one reportable segment. The chief operating decision maker (“CODM”) is the Chief Executive Officer. The fact that the Company operates in only one reportable segment is because the decisions on allocation of resources and other operational decisions are made by the CODM based on his direct involvement with the Company’s operations and product development.
The Company groups its products into three categories, based on the markets in which they may be used. The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Mobile Storage	480,735	494,012	441,700
Mobile Communications	37,447	30,163	10,356
Others	5,222	6,173	5,197

	523,404	530,348	457,253

Revenue is attributed to a geographic area based on the
bill-to
location. The following summarizes the Company’s revenue by geographic area:

	Year Ended December 31
	2017 (1)	2018 (1)	2019
	US$	US$	US$
Taiwan	72,768	70,984	77,117
United States	40,344	53,476	63,432
Korea	176,813	135,845	52,885
China	126,048	142,948	123,261
Malaysia	49,919	49,444	50,663
Singapore	25,057	35,387	45,032
Others	32,455	42,264	44,863

	523,404	530,348	457,253

(1)
The figure represents the revenue by geographic area based on the bill-to location. Commencing in 2019, revenue derived from Japan was reclassified to others. The above breakdown for 2017 and 2018 has been reclassified on the same basis.

Major customers representing at least 10% of net sales

	Year Ended December 31
	2017		2018		2019
	US$	%	US$	%	US$	%
Intel	50,205	10	67,791	13	75,608	16
Micron	*	*	*	*	67,682	15
SK Hynix	150,762	29	111,265	21	*	*

*	Less than 10%

Long-lived assets (property and equipment, net) by geographic area were as follows:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Taiwan	36,369	96,920	94,996
United States	242	348	315
Korea	1,936	1,645	23
China	12,798	2,447	3,117
Japan	25	50	37

	51,370	101,410	98,488